Form N-1A Cover	Aug. 06, 2026	Aug. 05, 2026
Prospectus [Line Items]
Document Type		485BPOS
Amendment Flag		false
Registrant Name		Founder Funds Trust
Entity Central Index Key		0002077057
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 05, 2026
Prospectus Date	Aug. 06, 2026